ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
Payables And Accruals [Abstract]
ACCRUED EXPENSES

NOTE 12. ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2017	2018
Accrued advertising expenses	$371	$134
Accrued professional fees	580	429
Accrued royalties	502	275
Accrued director compensation and liability insurance	256	70
Other	449	355
	$2,158	$1,263